Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc.

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Barclays Capital Inc. (the “Company,” as the engaging party), Barclays Commercial Mortgage Securities LLC, and Barclays Capital Real Estate Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the MHC 2026-NBP Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2026-NBP securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the Transaction and the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 33 mortgaged properties (the “Mortgaged Properties”, collectively with the Mortgage Loan Asset, the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The existence of the assets or collateral securing such assets;
●	The rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
●	The value of the collateral securing such assets; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: (646) 471 3000

the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of September 1, 2026.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on September 1, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	MHC 2026-NBP - Accounting Tape.xlsx (provided on September 1, 2026).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of certain Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology as shown within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any) as shown within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.

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●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document, exhibit, or matrix.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements and underwritten rent roll prepared by the Company’s underwriting team.

The documents made available to us by the Company for purposes of performing the procedures may have included drafts, unsigned, or non-final versions. We have not verified that such documents were executed or represent the final agreed-upon terms, and did not perform any procedures to compare such documents to executed versions, if any. We did not validate, confirm, or review any signatures for authenticity. Accordingly, we make no representation regarding the completeness, accuracy, or finality of such documents.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From August 27, 2026 through September 1, 2026, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our

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agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

September 1, 2026

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Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

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MHC 2026-NBP	Exhibit A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Market	Underwriting File	None
10	Year Built	Appraisal Report	None
11	MH	Underwriting File	None
12	RV	Underwriting File	None
13	APT	Underwriting File	None
14	SFH	Underwriting File	None
15	Commercial	Underwriting File	None
16	Total Pads	Recalculation	None
17	% Total Pads	Recalculation	None
18	POH	Underwriting File	None
19	Occupied Pad	Underwriting File	None
20	Vacant Pad	Underwriting File	None
21	Physical Occupancy	Recalculation	None
22	Occupancy Date	Underwriting File	None
23	Avg In-place Rents	Underwriting File	None
24	2022 Historical Occupancy	Underwriting File	None
25	2023 Historical Occupancy	Underwriting File	None
26	2024 Historical Occupancy	Underwriting File	None
27	2025 Historical Occupancy	Underwriting File	None
28	UW Econ. Vacancy	Underwriting File	None
29	UW Econ. Occupancy	Underwriting File	None
30	Ownership Interest	None - Company Provided	None
31	Mortgage Loan Original Balance ($)	None - Company Provided	None
32	Mortgage Loan Original Balance per Pad ($)	Recalculation	None
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MHC 2026-NBP	Exhibit A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	% of Mortgage Loan Original Balance	Recalculation	None
34	Mortgage Loan Maturity Date Balance ($)	Recalculation	None
35	Mezzanine Loan Original Balance ($)	None - Company Provided	None
36	Mezzanine Loan Original Balance per Pad ($)	Recalculation	None
37	% of Mezzanine Loan Original Balance	Recalculation	None
38	Mezzanine Loan Maturity Date Balance ($)	Recalculation	None
39	Total Loan Original Balance ($)	Recalculation	None
40	Total Loan Original Balance per Pad ($)	Recalculation	None
41	% of Total Loan Original Balance	Recalculation	None
42	Total Loan Maturity Date Balance ($)	Recalculation	None
43	Individual Appraised Value Date	Appraisal Report	None
44	Aggregate Individual Appraised Value	Appraisal Report	None
45	Aggregate Individual Appraised Value per Pad	Recalculation	None
46	Engineering Report Provider	Engineering Report	None
47	Engineering Report Date	Engineering Report	None
48	Environmental Report Provider	Environmental Report	None
49	Environmental Report Date	Environmental Report	None
50	Phase II Required?	Environmental Report	None
51	Seismic Zone	Engineering Report	None
52	PML %	Not Applicable*	None
53	Origination Date	None - Company Provided	None
54	Mortgage Loan Rate (%)	None - Company Provided	None
55	Mezzanine Debt Interest Rate (%)	None - Company Provided	None
56	Net Mortgage Loan Rate (%)	Recalculation	None
57	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
58	Amort Type	Loan Agreement	None
59	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
60	Monthly Mezzanine Loan Debt Service Payment	None - Company Provided	None
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MHC 2026-NBP	Exhibit A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
61	Annual Mortgage Loan Debt Service Payment	Recalculation	None
62	Annual Mezzanine Loan Debt Service Payment	None - Company Provided	None
63	Annual Total Loan Debt Service Payment	None - Company Provided	None
64	Prepayment String	None - Company Provided	None
65	Lockout Expiration Date	Not Applicable*	None
66	Lockout Period	Not Applicable*	None
67	Yield Maintenance Begin Date	None - Company Provided	None
68	Yield Maintenance End Date	None - Company Provided	None
69	Spread Maintenance Period	Not Applicable*	None
70	Open Period Begin Date	None - Company Provided	None
71	Open Period	Loan Agreement	None
72	Grace Period	Loan Agreement	None
73	First Loan Payment Date	None - Company Provided	None
74	Seasoning	Recalculation	None
75	Original Term to Maturity (Months)	Recalculation	None
76	Remaining Term to Maturity (Months)	Recalculation	None
77	Original IO Term (Months)	Recalculation	None
78	Remaining IO Term (Months)	Recalculation	None
79	Maturity Date	None - Company Provided	None
80	Lockbox	Loan Agreement	None
81	Cash Management Type	Loan Agreement	None
82	Cash Management Trigger	Loan Agreement	None
83	Trustee/Certificate Administrator Fee Rate	None - Company Provided	None
84	Servicing Fee Rate	None - Company Provided	None
85	Operating Advisor Fee Rate	None - Company Provided	None
86	CREFC Fee Rate	None - Company Provided	None
87	Administrative Fee Rate (%)	Recalculation	None
88	Partial Release Allowed?	Loan Agreement	None
89	Property Release Description	Loan Agreement	None
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MHC 2026-NBP	Exhibit A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
90	Mortgage Loan Original LTV	Recalculation	None
91	Total Loan LTV	Recalculation	None
92	Mortgage Loan UW NOI Debt Yield	Recalculation	None
93	Total Loan NOI Debt Yield	Recalculation	None
94	Mortgage Loan UW NCF Debt Yield	Recalculation	None
95	Total Loan UW NCF Debt Yield	Recalculation	None
96	Mortgage Loan UW NOI DSCR	Recalculation	None
97	Total Loan UW NOI DSCR	None - Company Provided	None
98	Mortgage Loan UW NCF DSCR	Recalculation	None
99	Total Loan UW NCF DSCR	None - Company Provided	None
100	Initial Tax Escrow	None - Company Provided	None
101	Ongoing Tax Escrow Monthly	Loan Agreement	None
102	Tax Escrow Springing Conditions	Loan Agreement	None
103	Initial Insurance Escrow	None - Company Provided	None
104	Ongoing Insurance Escrow Monthly	Loan Agreement	None
105	Insurance Escrow Springing Conditions	Loan Agreement	None
106	Initial Immediate Repairs Escrow	None - Company Provided	None
107	Initial CapEx Escrow	Loan Agreement	None
108	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
109	Cap Ex Escrow Springing Conditions	Loan Agreement	None
110	Initial TI/LC Escrow	Loan Agreement	None
111	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
112	TI/LC Escrow Springing Conditions	Loan Agreement	None
113	Initial Other Escrow	Loan Agreement	None
114	Ongoing Other Escrow Monthly	Loan Agreement	None
115	Ongoing Other Escrow Springing Condition	Loan Agreement	None
116	Other Escrow Description	Loan Agreement	None
117	2023 Effective Gross Income	Underwriting File	$1.00
118	2024 Effective Gross Income	Underwriting File	$1.00
119	2025 Effective Gross Income	Underwriting File	$1.00
120	TTM Jun 2026 Effective Gross Income	Underwriting File	$1.00
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MHC 2026-NBP	Exhibit A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
121	UW Effective Gross Income	Underwriting File	$1.00
122	2023 Total Operating Expenses	Underwriting File	$1.00
123	2024 Total Operating Expenses	Underwriting File	$1.00
124	2025 Total Operating Expenses	Underwriting File	$1.00
125	TTM Jun 2026 Total Operating Expenses	Underwriting File	$1.00
126	UW Total Operating Expenses	Underwriting File	$1.00
127	2023 Net Operating Income	Underwriting File	$1.00
128	2024 Net Operating Income	Underwriting File	$1.00
129	2025 Net Operating Income	Underwriting File	$1.00
130	TTM Jun 2026 Net Operating Income	Underwriting File	$1.00
131	UW Net Operating Income	Underwriting File	$1.00
132	2023 Repair Reserves	Underwriting File	$1.00
133	2024 Repair Reserves	Underwriting File	$1.00
134	2025 Repair Reserves	Underwriting File	$1.00
135	TTM Jun 2026 Repair Reserves	Underwriting File	$1.00
136	UW Repair Reserves	Underwriting File	$1.00
137	2023 Net Cash Flow	Underwriting File	$1.00
138	2024 Net Cash Flow	Underwriting File	$1.00
139	2025 Net Cash Flow	Underwriting File	$1.00
140	TTM Jun 2026 Net Cash Flow	Underwriting File	$1.00
141	UW Net Cash Flow	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

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MHC 2026-NBP	Exhibit B
Recalculation Methodology

 Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
16	Total Pads	Sum of (i) MH, (ii) RV, (iii) APT, (iv) SFH, and (v) Commercial.
17	% Total Pads	Quotient of (i) the Total Pads and (ii) the aggregate Total Pads.
21	Physical Occupancy	Quotient of (i) Occupied Pad and (ii) Total Pads.
32	Mortgage Loan Original Balance per Pad ($)	Quotient of (i) Mortgage Loan Original Balance ($) and (ii) Total Pads.
33	% of Mortgage Loan Original Balance	Quotient of (i) Mortgage Loan Original Balance ($) and (ii) the aggregate Mortgage Loan Original Balance ($).
34	Mortgage Loan Maturity Date Balance ($)	Set equal to the Mortgage Loan Original Balance ($).
36	Mezzanine Loan Original Balance per Pad ($)	Quotient of (i) Mezzanine Loan Original Balance ($) and (ii) Total Pads.
37	% of Mezzanine Loan Original Balance	Quotient of (i) Mezzanine Loan Original Balance ($) and (ii) the aggregate Mezzanine Loan Original Balance ($).
38	Mezzanine Loan Maturity Date Balance ($)	Set equal to the Mezzanine Loan Original Balance ($).
39	Total Loan Original Balance ($)	Sum of (i) Mortgage Loan Original Balance ($) and (ii) Mezzanine Loan Original Balance ($)
40	Total Loan Original Balance per Pad ($)	Quotient of (i) the Total Loan Original Balance ($) and (ii) Total Pads.
41	% of Total Loan Original Balance	Quotient of (i) Total Loan Original Balance ($) and (ii) the aggregate Total Loan Original Balance ($).
42	Total Loan Maturity Date Balance ($)	Set equal to the Total Loan Original Balance ($).
45	Aggregate Individual Appraised Value per Pad	Quotient of (i) the Aggregate Individual Appraised Value and (ii) Total Pads.
56	Net Mortgage Loan Rate (%)	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Fee Rate (%)
59	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) product of (a) the Mortgage Loan Original Balance, (b) the Mortgage Loan Rate (%), and (c) the Interest Calculation (30/360 / Actual/360) and (ii) 12.
61	Annual Mortgage Loan Debt Service Payment	Product of (i) the Monthly Mortgage Loan Debt Service Payment and (ii) 12.
74	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) the Cut-off Date.
75	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) the First Loan Payment Date through and including (ii) the Maturity Date.
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MHC 2026-NBP	Exhibit B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
76	Remaining Term to Maturity (Months)	Difference between (i) the Original Term to Maturity (Months) and (ii) Seasoning.
77	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
78	Remaining IO Term (Months)	Difference between (i) the Original IO Term (Months) and (ii) Seasoning.
87	Administrative Fee Rate (%)	Sum of (i) the Trustee/Certificate Administrator Fee Rate, (ii) the Servicing Fee Rate, (iii) the Operating Advisor Fee Rate, and (iv) the CREFC Fee Rate.
90	Mortgage Loan Original LTV	Quotient of (i) the Mortgage Loan Original Balance ($) and (ii) the Aggregate Individual Appraised Value.
91	Total Loan LTV	Quotient of (i) the Total Loan Original Balance ($) and (ii) the Aggregate Individual Appraised Value.
92	Mortgage Loan UW NOI Debt Yield	Quotient of (i) the UW Net Operating Income and (ii) the Mortgage Loan Original Balance ($).
93	Total Loan NOI Debt Yield	Quotient of (i) the UW Net Operating Income and (ii) the Total Loan Original Balance ($).
94	Mortgage Loan UW NCF Debt Yield	Quotient of (i) the UW Net Cash Flow and (ii) the Mortgage Loan Original Balance ($).
95	Total Loan UW NCF Debt Yield	Quotient of (i) the UW Net Cash Flow and (ii) the Total Loan Original Balance ($).
96	Mortgage Loan UW NOI DSCR	Quotient of (i) the UW Net Operating Income and (ii) the Annual Mortgage Loan Debt Service Payment ($).
98	Mortgage Loan UW NCF DSCR	Quotient of (i) the UW Net Cash Flow and (ii) the Annual Mortgage Loan Debt Service Payment ($).

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